SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods		$ 607,022
Total	$ 844,719	$ 607,022